FINANCIAL INSTRUMENTS (Details 6) - URUGUAY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 90	$ 2,807
Forward contract One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Santander - Uruguay
Nominal amount of hedging instrument	$ 0	1,765
Net derivative financial liabilities	$ 0	19
Forward contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	HSBC - Uruguay
Nominal amount of hedging instrument	$ 13,735	6,510
Net derivative financial liabilities	$ 1,138	106
Forward contract Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Itaú - Uruguay
Nominal amount of hedging instrument	$ 8,480	9,892
Net derivative financial liabilities	$ 451	258
Forward contract Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Itaú - Uruguay
Nominal amount of hedging instrument	$ 0	0
Net derivative financial liabilities	$ 0	(91)
Forward contract Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Banco de la República Oriental de Uruguay
Nominal amount of hedging instrument	$ 3,805	0
Net derivative financial liabilities	$ 166	0
Forward contract Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	EURUSD
Name of the institution	Itaú - Uruguay
Nominal amount of hedging instrument	$ 859	0
Net derivative financial liabilities	33	0
Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 1,790	292
Forward Contract Seven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	EURUSD
Name of the institution	Santander - Uruguay
Nominal amount of hedging instrument	$ 2,416	0
Net derivative financial liabilities	$ 3	0
Forward Contract Eight [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	EURUSD
Name of the institution	Santander - Uruguay
Nominal amount of hedging instrument	$ 0	0
Net derivative financial liabilities	$ (1)	$ 0